Employee share scheme reserve	12 Months Ended
Dec. 31, 2023
Employee share scheme reserve
Employee share scheme reserve
14	Employee share scheme reserve

At 31 December 2023, the employee share-based compensation reserve balance was $507,677 (at 31 December 2022: $773,666, at 31 December 2021: $36,929,523).

Total charge for the year was as a result of the fair value changes during the year charges from share-based payment transactions recognized in the consolidated statement of comprehensive income as part of employee benefit was $285,651 for the year ended 31 December 2023 (reversal of $36,155,857 for the year ended 31 December 2022, charge of $ 33,611,231 for the year ended 31 December 2021). Options exercised during the year ended 31 December 2023 amounted to $653,455 (nil for the year ended 31 December 2022 and nil for the year ended 31 December 2021).

	2023		2022		2021
	Average
	exercise		Average		Average
	price per		exercise		exercise
	share	Number of	price per	Number of	price per	Number of
	option	options	share option	options	share option	options
	USD		USD		USD
At 1 January	3.554	10,866,324	1.609	8,514,500	2.303	4,466,470
Reverse stock split effect (1 to 25) (i)	88.86	434,203	—	—	—	—
Granted during the year	162.50	2,728	6.710	5,324,390	1.700	5,849,416
Exercised during the year	0.001	(116,629)	0.001	(986,733)	—	—
Forfeited during the year	162.30	(213,998)	3.948	(1,985,833)	2.008	(1,801,386)
At 31 December	40.33	106,304	3.554	10,866,324	1.609	8,514,500
At 31 December reflecting reverse stock split	40.33	106,304	88.86	434,203	40.23	340,580
Vested and exercisable	38.79	105,529	1.364	3,780,424	1.230	3,575,348

(i) Reverse stock split: on January 25th 2023, the Company restructured its outstanding and authorized shares through reverse stock split with a ratio of 1 to 25, accordingly all the share awards and strike prices were adjusted using the same ratio.

Share options outstanding at the end of each year have the following expiry date and exercise prices:

	At 31 December
	2023	2022	2021
Number of options	106,304	434,203	340,580
Range of exercise price	$0-$250	$0 - $250	$0- $84.25
Range of expiry dates	April 2027 – June 2036	April 2027 – June 2036	April 2027 – September 2031
Weighted average remaining contractual life (in years)	6.05	3.52	7.97

	At 31 December
Strike price	2023	2022
$0-20	42,433	80,027
$20-47.5	17,586	18,142
$47.5-61.5	6,565	35,983
$61.5-85	36,157	128,440
$162.5	—	2,410
$250	3,562	169,201

Comparative strike prices for the year ended December 31 2022, has been adjusted to reflect the new strike prices and share award quantities post-split.

14	Employee share scheme reserve (continued)

The following assumptions are used in calculating the fair values of the options:

	At 31 December
Particulars	2023	2022	2021
Expected weighted average volatility (%)	120%	120%	50%
Expected dividends (%)	0%	0%	0%
Expected term (in years)	6.05	3.52	1.25
Risk free rate (%)	4.05%	4.16%	1.12%
Market price	1.67	0.137	8.89

The volatility has been measured as the standard deviation of quoted share prices of comparable peer entities over the last one year from each respective/expected grant date.